VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Consolidation Of Variable Interest Entities Disclosure [Text Block]
8.	VARIABLE INTEREST ENTITIES

The company has a 50.001% interest in PREI and consolidates 100% of it as PREI is a VIE in which the company is the primary beneficiary. PREI consists of an integrated hydroelectric power generating, transmission and distribution system which includes two hydroelectric stations in B.C. with installed capacity of 83 megawatts. The company generally purchases 100% of the power generated by PREI.

The company has limited access to PREI’s financial assets, which generally take the form of interest on loans, management fees and earnings distributions based on the company’s interest in PREI. In addition, creditors of PREI have recourse limited to the assets in PREI.

As disclosed in note 2, Creditor protection proceedings, the company must sell its interest in PREI, and in accordance with the Plan, distribute up to 50% of the net proceeds to its creditors. On February 13, 2013, the company agreed to the sale of its interest in PREI, subject to Court approval, to Powell River Energy Trust, a Brookfield Renewable affiliate, for proceeds of $33.0 million. Powell River Energy Trust currently holds the other 50% stake in PREI. The company is required under the Plan to offer its portion of the proceeds from the sale of PREI to the holders of Floating Rate Notes as partial settlement at par of this debt. In accordance with a power purchasing agreement which expires in 2016, with possible extension to 2021 at the discretion of the company, the company will continue to purchase all electricity generated by PREI subsequent to the sale, which is expected to be completed in the first quarter of 2013 subject to various closing conditions.

Condensed financial information with respect to PREI is as follows:

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
	2012	2012	2011	2010
Condensed statements of earnings (loss)
Sales – affiliate [1]	$4.7	$15.6	$23.4	$20.5
Cost of sales, excluding depreciation and amortization	2.1	5.1	7.0	6.5
Depreciation and amortization	1.9	3.9	13.4	7.4
	4.0	9.0	20.4	13.9
Operating earnings	0.7	6.6	3.0	6.6
Interest expense	(2.4)	(7.3)	(8.9)	(8.8)
Interest expense – affiliate [1]	(0.9)	(2.5)	(2.4)	(2.1)
Other income (expense), net	(0.3)	(4.0)	–	0.1
Reorganization items, net	(1.3)	55.6	–	–
Income tax recovery (expense)	1.1	(11.9)	3.0	1.6
Net earnings (loss)	(3.1)	36.5	(5.3)	(2.6)
Other comprehensive income	–	0.1	0.1	0.2
Total comprehensive income (loss) [2]	$(3.1)	$36.6	$(5.2)	$(2.4)

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Condensed balance sheets
Current assets
Cash and cash equivalents	$6.6	$6.9	$6.0
Other	2.7	3.4	3.1
Property, plant and equipment	147.0	145.9	95.5
	$156.3	$156.2	$104.6
Current liabilities
Accounts payable and accrued liabilities	$13.1	$8.5	$4.7
Long-term debt (note 18)	113.8	113.8	113.8
Long-term debt – affiliate [1]	20.8	20.8	20.8
Deferred income taxes	23.6	24.6	12.7
Deficit [2]	(15.0)	(11.5)	(47.4)
	$156.3	$156.2	$104.6

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.

The company has identified one other potential VIE, but has not been able to obtain the financial information necessary to evaluate whether the entity is a VIE, or, if the entity is a VIE, whether the company is the primary beneficiary. The company has entered into a building lease agreement with this potential VIE whereby the company has agreed to continue making the prescribed lease payments directly to the financial institution holding the mortgage on the building in the event the lessor is no longer able to meet its contractual obligations. The principal amount of the mortgage was $3.0 million on December 31, 2012 and $3.4 million on September 30, 2012 (2011 – $4.8 million). This agreement does not increase the company’s liability beyond the obligation under the building lease.